Pacer BlueStar Engineering the Future ETF
Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 98.8%
Consumer Discretionary - 1.5%
Denso Corp.	462	$24,769

Health Care - 2.3%
BICO Group AB (a)	3,615	36,202

Industrials - 26.4%
3D Systems Corp. (a)	6,794	73,783
Amada Co Ltd.	415	3,708
ANDRITZ AG	93	5,535
ATS Corp. (a)	110	4,442
Daifuku Co. Ltd.	122	6,651
Desktop Metal, Inc. (a)	19,995	33,592
Duerr AG	91	3,451
Emerson Electric Co.	472	42,584
FANUC Corp.	143	25,187
Fuji Corp/Aichi	180	2,977
Konecranes Oyj	109	3,529
Lincoln Electric Holdings, Inc.	48	8,010
Maxar Technologies, Inc.	120	6,200
Proto Labs, Inc. (a)	1,264	38,678
Rockwell Automation, Inc.	91	25,665
Siemens AG	696	108,016
Velo3D, Inc. (a)	9,035	21,684
Yaskawa Electric Corp.	163	6,305
		419,997
Information Technology - 68.6%
Advantest Corp.	110	7,782
Altair Engineering, Inc. - Class A (a)	115	6,107
Ambarella, Inc. (a)	48	4,312
ANSYS, Inc. (a)	226	60,197
Applied Materials, Inc.	622	69,347
ASM International NV	43	14,393
ASML Holding NV	193	127,542
ASMPT Ltd.	386	3,179
Autodesk, Inc. (a)	603	129,742
Azbil Corp.	131	3,667
BE Semiconductor Industries NV	87	6,168
Bentley Systems, Inc. - Class B	726	28,350
Cognex Corp.	150	8,211
Dassault Systemes SE	2,507	92,736
Disco Corp.	27	8,035
FARO Technologies, Inc. (a)	973	26,738
Keyence Corp.	177	80,684
KLA Corp.	98	38,463
Kulicke & Soffa Industries, Inc.	67	3,424
Lam Research Corp.	108	54,011
Lasertec Corp.	71	13,938
Materialise NV - ADR (a)	3,381	35,636
Nano Dimension Ltd. - ADR (a)	18,841	52,001
Nemetschek SE	206	10,934
Nova Ltd. (a)	39	3,537
Omron Corp.	173	9,924
Onto Innovation, Inc. (a)	53	4,168
PTC, Inc. (a)	310	41,813
Renishaw PLC	848	41,174
SCREEN Holdings Co. Ltd.	54	3,974
Stratasys Ltd. (a)	3,945	56,532
Teledyne Technologies, Inc. (a)	31	13,152
Tokyo Electron Ltd.	92	31,955
		1,091,826
TOTAL COMMON STOCKS (Cost $1,523,449)		1,572,794

	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account 3.300% (b)	$866	866
TOTAL SHORT-TERM INVESTMENTS (Cost $866)		866

Total Investments (Cost $1,524,315) - 98.9%		1,573,660
Other Assets in Excess of Liabilities - 1.1%		16,918
TOTAL NET ASSETS - 100.0%		$1,590,578

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	The rate shown is as of January 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 1,572,794	$ -	$ -	$ -	$ 1,572,794
Short-Term Investments	866	-	-	-	866
Total Investments in Securities	$ 1,573,660	$ -	$ -	$ -	$ 1,573,660

^ See the Schedules of Investments for sector breakouts.

For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.